SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
Schedule of net revenues and long-lived assets by operating location

	Years ended December 31,
	2010		2011		2012
	Net	Long-lived	Net	Long-lived	Net	Long-lived
	Revenues (1)	assets (2)	Revenues (1)	Assets (2)	Revenues (1)	Assets (2)

Greater China	$48,801	$21,991	$87,264	$37,405	$172,316	$197,559
Japan	39,033	2,076	47,671	1,996	60,137	2,743
United States	33,992	2,987	49,271	19,922	75,306	31,729
Europe	3,773	—	5,110	—	5,996	3,387
Asia South	20,980	7,140	29,673	8,549	45,276	23,984

Total	$146,579	$34,194	$218,989	$67,872	$359,031	$259,402

Note:

(1)                                 Net revenues are presented by operating location of the Group’s customer entities.

(2)                                 Long-lived assets are presented by the operating location of the subsidiaries of the Company.

Schedule of net revenues by service lines
	Years ended December 31,
	2010	2011	2012

ITS	$76,824	$126,105	$214,858
RDS	69,755	92,884	144,173

Total	$146,579	$218,989	$359,031